Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Net book value at beginning of period	$ 57,825,056	$ 35,156,450
Additions	4,587,387	2,368,677
Depreciation	(2,359,868)	(1,712,991)
Disposals and transfers to held for sale	(1,540,728)	(955,028)
Transfers from/to investment in finance leases, net/inventory	(34,321)	(12,478)
Write-offs and impairment (Note 5 and 25)	(3,256,717)	(128,409)
Net book value at end of period	55,220,809	57,825,056
Accumulated depreciation and impairment as of December 31, 2022 and 2021, respectively:	(12,448,619)	(11,201,741)
GE Capital Aviation Services
Business Acquisition [Line Items]
Additions	$ 0	$ 23,108,835